INCOME TAXES (Reconciliation of the theoretical and actual tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Reconciliation, Amount
Income before taxes on income	$ 303,286	$ 216,287	$ 154,699
Israel Statutory Tax Rate	69,756	49,746	35,581
Foreign tax effects:	(5,606)	(5,712)	(4,910)
Foreign Derived Intangible Income benefit	(4,335)	(3,559)	(2,497)
Tax credits	(4,458)	(2,450)	(1,756)
Other	(26)	(1,023)	128
Other foreign jurisdictions	3,213	1,320	(785)
Effect of benefited income New Technological in Israel	(20,377)	(15,282)	(12,256)
Non-taxable or Non-deductible Items	682	(93)	601
Changes in Unrecognized Tax Benefits	(392)	3,866	(627)
Actual tax expenses	$ 44,063	$ 32,525	$ 18,389
Tax Reconciliation, Percent
Income before taxes on income	100.00%	100.00%	100.00%
Israel Statutory Tax Rate	23.00%	23.00%	23.00%
Foreign tax effects:	(1.85%)	(2.64%)	(3.18%)
Foreign Derived Intangible Income benefit	(1.43%)	(1.65%)	(1.61%)
Tax credits	(1.47%)	(1.13%)	(1.14%)
Other	(0.01%)	(0.47%)	0.08%
Other foreign jurisdictions	1.06%	0.61%	(0.51%)
Effect of benefited income New Technological in Israel	(6.72%)	(7.07%)	(7.92%)
Non-taxable or Non-deductible Items	0.22%	(0.04%)	0.40%
Changes in Unrecognized Tax Benefits	(0.13%)	1.79%	(0.40%)
Effective Tax Rate	14.52%	15.04%	11.89%